Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies
23.	Commitments and Contingencies

Legal proceedings

From time to time, the Company is involved in legal proceedings and adjudications generally incidental to its normal business activities, none of which has had, individually or in the aggregate, a material adverse impact on the Company. The Company accrues for loss contingencies when a present obligation (legal or constructive) has arisen as a result of a past event, payment is probable, and the amount can be estimated reliably. These estimates are based on an analysis made by internal and external legal counsel considering information known at the time. Legal costs in connection with loss contingencies are expensed as incurred. The Company believes that the resolution of any current legal matters will not have a material adverse impact on its financial position or results of operations.

Contingent liabilities and commitments

In January 2017, the Company entered into an agreement with the Amsterdam UMC (formerly VUmc prior to its merger with UMC effective January 2024 (the Amsterdam UMC Agreement)) under which the Amsterdam UMC granted the Company an exclusive, although non-exclusive with respect to certain intangible know-how, worldwide, sublicensable license for certain patent rights and know-how owned by Amsterdam UMC, effectively including research and other services provided in collaboration by Amsterdam UMC to develop, make, and sell licensed products related to such patent rights and know-how. Amsterdam UMC retains the right to use the patent rights and know-how for solely non-commercial research and educational purposes, but it may not conduct such work with respect to any product that is directed to a specified target for a specified time period.

The Company is obligated to pay Amsterdam UMC sub to low single-digit tiered royalties on net sales of products covered by claims included in the assigned patent rights. Royalties are payable on a country-by-country basis for a royalty term that expires upon the expiration of the last valid claim in the assigned patent rights in such country that would be infringed by the use, manufacture, or sale of a product in such country in the absence of us having rights to such patent right.